Property and equipment - Schedule of changes in property in own use (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	€ 2,515	€ 2,841
Additions	404	348
- Transfers to and from Other assets	(5)	(24)
Depreciation	(485)	(573)
Impairments	(35)	(33)
Reversals of impairments	16	7
Remeasurements	81	24
Disposals	(98)	(49)
Exchange rate differences	52	(25)
Closing balance	2,446	2,515
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	699	842
Additions	229	175
- Transfers to and from Other assets	(1)	1
Depreciation	(220)	(287)
Impairments	(16)	(8)
Reversals of impairments
Remeasurements
Disposals	(15)	(15)
Exchange rate differences	13	(7)
Closing balance	688	699
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,113	1,255
Additions	173	164
- Transfers to and from Other assets	(4)	(20)
Depreciation	(252)	(271)
Impairments	(9)	(15)
Reversals of impairments		1
Remeasurements	67	6
Disposals	(15)	(10)
Exchange rate differences	3	4
Closing balance	1,076	1,113
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	6,229
Closing balance	6,081	6,229
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,888
Closing balance	3,929	3,888
Accumulated impairments
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(173)
Closing balance	(140)	(173)
Accumulated revaluation surplus
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	299
Closing balance	304	299
Accumulated revaluation surplus | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance
Closing balance
Accumulated revaluation surplus | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance
Closing balance
Accumulated remeasurement
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	48
Closing balance	130	48
Accumulated remeasurement | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance
Closing balance
Accumulated remeasurement | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	48
Closing balance	130	48
Property in own use
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	702	745
Additions	2	9
- Transfers to and from Other assets	(1)	(5)
Depreciation	(13)	(15)
Impairments	(9)	(10)
Reversals of impairments	16	6
Remeasurements	15	17
Disposals	(67)	(24)
Exchange rate differences	36	(21)
Closing balance	681	702
Property in own use | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	910
Closing balance	847	910
Property in own use | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	373
Closing balance	362	373
Property in own use | Accumulated impairments
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(134)
Closing balance	(107)	(134)
Property in own use | Accumulated revaluation surplus
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	299
Closing balance	304	299
Property in own use | Accumulated remeasurement
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance
Closing balance
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	699
Closing balance	688	699
Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,581
Closing balance	3,554	3,581
Equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,871
Closing balance	2,853	2,871
Equipment | Accumulated impairments
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(10)
Closing balance	(12)	(10)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,113
Closing balance	1,076	1,113
Right-of-use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,738
Closing balance	1,680	1,738
Right-of-use assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	644
Closing balance	714	644
Right-of-use assets | Accumulated impairments
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(29)
Closing balance	€ (21)	€ (29)